Allowance for Credit Losses (Non-accrual Basis By Loan Class) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loan loss allowances, financing receivable past due
Non-accrual loans, total	$ 51,648,000	$ 1,921,000	$ 19,822,000
Reduced interest income on non-accrual loans	116,000	169,000	$ 694,000
Commercial, financial and agricultural | Domestic | Commercial.
Loan loss allowances, financing receivable past due
Non-accrual loans, total	30,747,000	298,000
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial
Loan loss allowances, financing receivable past due
Non-accrual loans, total	94,000	562,000
Commercial, financial and agricultural | Domestic | Commercial real estate: multifamily
Loan loss allowances, financing receivable past due
Non-accrual loans, total	117,000	131,000
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development
Loan loss allowances, financing receivable past due
Non-accrual loans, total	20,483,000	589,000
Real estate - mortgage | Domestic | Residential: first lien
Loan loss allowances, financing receivable past due
Non-accrual loans, total	$ 207,000	$ 341,000